Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2020

Shares	Security Description	Fair Value
	COMMON STOCKS 99.0%
	COMMUNICATION SERVICES 9.9%
590,000	Activision Blizzard Inc	$47,760,500
182,300	Alphabet Inc (a)	267,908,080
970,000	Walt Disney Co/The	120,357,600
		436,026,180
	CONSUMER DISCRETIONARY 2.1%
242,100	Gentherm Inc (a)	9,901,890
200,000	Home Depot Inc/The	55,542,000
180,000	Target Corp	28,335,600
		93,779,490
	CONSUMER STAPLES 3.6%
180,000	General Mills Inc	11,102,400
2,238,592	Hormel Foods Corp	109,444,763
625,000	Sysco Corp	38,887,500
		159,434,663
	FINANCIALS 10.0%
670,000	American Express Co	67,167,500
841,300	Charles Schwab Corp/The	30,480,299
1,280,000	Great Western Bancorp Inc	15,936,000
2,240,000	Principal Financial Group Inc	90,204,800
4,780,000	US Bancorp/MN	171,363,000
2,650,000	Wells Fargo & Co	62,301,500
		437,453,099
	HEALTH CARE 21.5%
515,000	Abbott Laboratories	56,047,450
225,000	Baxter International Inc	18,094,500
472,200	Bio-Techne Corp	116,978,106
505,527	Elanco Animal Health Inc (a)	14,119,369
255,000	Eli Lilly & Co	37,745,100
795,000	Johnson & Johnson	118,359,600
1,730,000	Medtronic PLC (d)	179,781,600
1,110,000	Pfizer Inc	40,737,000
3,185,000	Roche Holding AG (c)	136,349,850
503,600	UnitedHealth Group Inc	157,007,372
518,500	Zimmer Holdings Inc	70,588,590
		945,808,537
	INDUSTRIALS 18.8%
680,000	3M Co	108,922,400
630,000	CH Robinson Worldwide Inc	64,379,700
1,780,000	Donaldson Co Inc	82,627,600
1,830,000	Fastenal Co	82,514,700
2,265,000	Graco Inc	138,957,750
405,000	Honeywell International Inc	66,667,050
2,781,066	nVent Electric PLC (d)	49,197,057
108,000	Proto Labs Inc (a)	13,986,000
125,000	Rockwell Automation Inc	27,585,000
939,966	Tennant Co	56,736,348
1,570,000	Toro Co/The	131,801,500
		823,375,105

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)			September 30, 2020

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 24.0%
1,210,000		Corning Inc	$39,216,100
1,391,333		Digi International Inc (a)	21,746,535
1,060,000		Fiserv Inc (a)	109,233,000
770,000		Jamf Holding Corp (a)	28,959,700
371,500		Littelfuse Inc	65,881,810
1,420,000		Microsoft Corp	298,668,600
520,000		Motorola Solutions Inc	81,541,200
220,000		NVE Corp	10,797,600
335,000		NVIDIA Corp	181,308,700
622,100		QUALCOMM Inc	73,208,728
625,000		Visa Inc	124,981,250
300,000		Workiva Inc (a)	16,728,000
			1,052,271,223
		MATERIALS 6.5%
860,000		Ecolab Inc	171,862,400
1,710,000		HB Fuller Co	78,283,800
49,000		Sherwin-Williams Co/The	34,140,260
			284,286,460
		REAL ESTATE 2.4%
870,000		CoreSite Realty Corp	103,425,600

		UTILITIES 0.2%
200,000		Alliant Energy Corp	10,330,000

		TOTAL COMMON STOCKS	$4,346,190,357
		(cost $2,273,453,820)

		SHORT-TERM INVESTMENTS 0.6%
27,673,874		First American Government Obligations Fund, Class X, 0.066% (b)	$27,673,874
		(cost $27,673,874)

		TOTAL INVESTMENTS 99.6%	$4,373,864,231
		(cost $2,301,127,694)

		OTHER ASSETS AND LIABILITIES (NET) 0.4%	19,055,513

		TOTAL NET ASSETS 100.0%	$4,392,919,744

	(a)	Non-income producing.
	(b)	The rate quoted is the annualized seven-day effective yield as of September 30, 2020.
	(c)	American Depositary Receipt.
	(d)
Issuer headquartered overseas but considered domestic. Mairs & Power, Inc. (the “Adviser”) defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2020

Mairs & Power Growth Fund (the Growth Fund) (individually a Fund) is a series within the Mairs & Power Funds Trust (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances, as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of September 30, 2020, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2020

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of September 30, 2020:

Growth Fund
Level 1*	$4,373,864,231
Level 2	-
Level 3	-
Total	$4,373,864,231

*   All Level 1 investments are equity securities (common stocks) and short-term investments.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 2 or Level 3 investments during the period ended September 30, 2020.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

Growth Fund
Cost of investments	$2,295,253,787
Gross unrealized appreciation	$2,352,857,589
Gross unrealized depreciation	(31,558,708)
Net unrealized appreciation	$2,321,298,881
Undistributed ordinary income	$986,019
Undistributed long-term capital gains	84,512,099
Total distributable earnings	$85,498,118
Other accumulated earnings	-
Total accumulated earnings	$2,406,796,999